RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	December 31,
	2015	2014
Affiliated customer	$—	$3,112
Lone Mountain	—	40,900
Blue River	3,284	—
CRD	5,000	—
Total due from related parties	$8,284	$44,012